20) Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments Tables Abstract
The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Organization is as follows:

	On December 31 - R$ thousand
	2020					2019
	Nominal value	Net amount value (3)	Original amortized cost	Mark-to-market adjustment	Fair value	Nominal value	Net amount value (3)	Original amortized cost	Mark-to-market adjustment	Fair value
Futures contracts
Purchase commitments:	84,467,021	-	24,535	-	24,535	140,426,077		20,290	-	20,290
- Interbank market	40,651,059	-	10,050	-	10,050	108,149,874	-	12,659	-	12,659
- Foreign currency	39,875,542	-	10,832	-	10,832	30,351,663	-	5,560	-	5,560
- Other	3,940,420	2,807,910	3,653	-	3,653	1,924,540	777,414	2,071	-	2,071
Sale commitments:	316,512,537		(19,366)	-	(19,366)	231,911,105		(23,676)	-	(23,676)
- Interbank market (1)	263,958,439	223,307,380	(15,899)	-	(15,899)	153,544,202	45,394,328	(18,640)	-	(18,640)
- Foreign currency (2)	51,421,588	11,546,046	(1,371)	-	(1,371)	77,219,777	46,868,114	(1,840)	-	(1,840)
- Other	1,132,510	-	(2,096)	-	(2,096)	1,147,126	-	(3,196)	-	(3,196)
						-
Option contracts						-
Purchase commitments:	326,423,643		2,456,611	895,667	3,352,278	145,317,995		1,489,325	310,565	1,799,890
- Interbank market	311,472,364	-	1,504,181	193,326	1,697,507	130,179,263	-	617,942	153,980	771,922
- Foreign currency	13,878,682	-	854,484	701,089	1,555,573	14,233,062	1,019,989	808,235	131,756	939,991
- Other	1,072,597	282,563	97,946	1,252	99,198	905,670	-	63,148	24,829	87,977
Sale commitments:	331,145,703		(2,520,903)	(589,180)	(3,110,083)	253,288,998		(1,519,642)	(12,609)	(1,532,251)
- Interbank market	314,999,693	3,527,329	(1,640,039)	(194,670)	(1,834,709)	238,999,513	108,820,250	(891,953)	(130,183)	(1,022,136)
- Foreign currency	15,355,976	1,477,294	(619,545)	(363,298)	(982,843)	13,213,073	-	(545,433)	124,936	(420,497)
- Other	790,034	-	(261,319)	(31,212)	(292,531)	1,076,412	170,742	(82,256)	(7,362)	(89,618)
						-
Forward contracts						-
Purchase commitments:	76,011,205		4,696,246	14,818	4,711,064	16,258,721		1,428,434	1,328	1,429,762
- Interbank market	246,269	246,269	1,859	14,818	16,677	232,706	232,706	1,859	1,328	3,187
- Foreign currency	70,345,084	48,576,798	(453)	-	(453)	13,794,259	-	(251,175)	-	(251,175)
- Other	5,419,852	4,451,509	4,694,840	-	4,694,840	2,231,756	1,563,753	1,677,750	-	1,677,750
Sale commitments:	22,736,629		(132,076)	(4,678)	(136,754)	15,834,563		125,532	(2,167)	123,365
- Foreign currency (2)	21,768,286	-	(82,681)	-	(82,681)	15,166,560	1,372,301	107,747	-	107,747
- Other	968,343	-	(49,395)	(4,678)	(54,073)	668,003	-	17,785	(2,167)	15,618

Swap contracts
Assets (long position):	66,137,265		11,195,415	3,591,785	14,787,200	70,032,236		9,668,531	987,011	10,655,542
- Interbank market	4,095,567	-	106,827	215,527	322,354	7,703,103	3,424,228	118,969	85,416	204,385
- Fixed rate	33,427,359	19,386,846	4,160,018	26,030	4,186,048	38,714,923	19,364,909	8,253,671	(515,320)	7,738,351
- Foreign currency	24,369,039	1,177,263	6,169,577	3,051,417	9,220,994	19,746,372	-	1,032,687	1,066,491	2,099,178
- IGPM	636,581	-	432,390	22,676	455,066	670,554	-	124,132	118,554	242,686
- Other	3,608,719	-	326,603	276,135	602,738	3,197,284	-	139,072	231,870	370,942
Liabilities (unrestricted position):	50,475,079		(10,838,073)	(2,653,090)	(13,491,163)	52,232,961		(9,044,701)	(3,161,114)	(12,205,815)
- Interbank market	7,350,385	3,254,818	(103,984)	(27,012)	(130,996)	4,278,875	-	(179,169)	76,722	(102,447)
- Fixed rate	14,040,513	-	(2,431,630)	(1,448,120)	(3,879,750)	19,350,014	-	(5,547,009)	(2,015,586)	(7,562,595)
- Foreign currency	23,191,776	-	(7,119,016)	(801,099)	(7,920,115)	21,483,368	1,736,996	(2,750,465)	(605,694)	(3,356,159)
- IGPM	836,307	199,726	(536,192)	(48,393)	(584,585)	893,000	222,446	(167,300)	(170,755)	(338,055)
- Other	5,056,098	1,447,379	(647,251)	(328,466)	(975,717)	6,227,704	3,030,420	(400,758)	(445,801)	(846,559)
Total	1,273,909,082		4,862,389	1,255,322	6,117,711	925,302,656		2,144,093	(1,876,986)	267,107

Derivatives include operations maturing in D+1.
(1) It includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$128,431,775 thousand (in December 2019 – R$76,405,734 thousand); and (ii) accounting cash flow hedges to protect DI-indexed investments totaling R$12,942,667 thousand (in December 2019 – R$21,015,183 thousand (Note 20 (iv));
(2) It includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad totaling the amount of R$29,678,043 thousand (in December 2019 – R$64,376,717 thousand), contemplating the capital reduction carried out in the first half of 2020, in the amount of R$59,546,684 thousand; and
(3) It reflects the net balance between the Asset and Liability position.

Risk of default

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	On December 31 - R$ thousand
	2020	2019
Risk received in credit Swaps:	3,872,939	3,894,982
- Debt securities issued by companies	1,024,244	791,045
- Bonds of the Brazilian public debt	2,580,026	3,056,778
- Bonds of foreign public debt	268,669	47,159
Risk transferred in credit Swaps:	(1,304,372)	(1,108,443)
- Brazilian public debt derivatives	(332,589)	(181,382)
- Foreign public debt derivatives	(971,783)	(927,061)
Total net credit risk value	2,568,567	2,786,539
Effect on Shareholders' Equity	105,226	84,382
Remuneration on the counterparty receiving the risk	(26,462)	(11,945)

Exposure to future changes in interest rates

The financial instruments classified in this category, aims to reduce exposure to future changes in interest and foreign exchange rates, which impact the operating results of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders’ equity, net of tax effects and is only transferred to income in two situations: (i) in case of ineffectiveness of the hedge; or (ii) the realization of the hedge object. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of interest receipts from investments in securities (1)	12,942,667	13,197,717	100,114	55,063
Hedge of interest payments on funding (2)	128,431,775	126,398,921	(316,082)	(173,845)
Total in 2020	141,374,442	139,596,638	(215,968)	(118,782)
*
Hedge of interest receipts from investments in securities (1)	21,015,183	21,127,503	216,845	119,265
Hedge of interest payments on funding (1)	76,405,734	75,942,005	(97,192)	(53,456)
Total in 2019	97,420,917	97,069,508	119,653	65,809

(1) It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2025, making the cash flow fixed; and

(2) It refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with maturity dates in 2023, making the cash flow fixed.

Exchange rate exposure risk

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the national currency, which impacts the result of the Organization. The effective portion of the valuations or devaluations of these instruments is recognized in a separate account of shareholders’ equity, net of tax effects and is only transferred to income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation. The ineffective portion of the respective hedge is recognized directly in the statement of income.

Strategy	On December 31 - R$ thousand
	Hedge instrument nominal value	Hedge object accounting value	Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects)	Fair Value Accumulated Adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	4,839,546	2,570,621	(576,303)	(316,967)
Total in 2020	4,839,546	2,570,621	(576,303)	(316,967)
*
Hedge of exchange variation on future cash flows (1)	1,919,177	925,820	(388,674)	(213,771)
Total in 2019	1,919,177	925,820	(388,674)	(213,771)

(1) Whose functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the object of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

Financial assets and liabilities subject to compensation

The table below presents financial assets and liabilities subject to settlement:

	R$ thousand
	On December 31, 2020			On December 31, 2019
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	179,729,420	-	179,729,420	48,278,561	-	48,278,561
Derivative financial instruments	24,815,393	-	24,815,393	14,511,191	-	14,511,191

Financial liabilities
Securities sold under agreements to repurchase	217,108,353	-	217,108,353	174,100,023	-	174,100,023
Derivative financial instruments	18,697,682	-	18,697,682	14,244,083	-	14,244,083